361 DOMESTIC LONG/SHORT EQUITY FUND

Investor Class (ADMQX)

Class I (ADMZX)

Class Y (ADMWX

361 GLOBAL LONG/SHORT EQUITY FUND

Investor Class (AGAQX)

Class I (AGAZX)

Class Y (AGAWX)

361 U.S. SMALL CAP EQUITY FUND
Investor Class (ASFQX)

Class I (ASFZX)

Class Y (ASFWX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated December 26, 2018, to the

Prospectus and the Statement of Additional Information (“SAI”) dated March 1, 2018, as supplemented; and the Summary Prospectus dated March 5, 2018

At a meeting held on December 5 and 6, 2018, the Board of Trustees of the Trust approved an amended operating expense limitation agreement (the “Agreement”) with respect to the 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund and 361 U.S. Small Cap Equity Fund. The Agreement provides that the term “Operating Expenses”, with respect to each Fund, includes all expenses necessary or appropriate for the operation of the Fund, including the investment advisor’s investment advisory fee and other expenses described in the investment advisory agreement between 361 Capital, LLC and the Trust, but does not include Rule 12b-1 fees, shareholder service fees, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses.

Accordingly, the “Fees and Expenses of the Fund” sections with respect to the 361 Domestic Long/Short Equity Fund in the Prospectus and Summary Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class		Class I		Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None		None
Maximum deferred sales charge (load)		None		None		None
Redemption fee		None		None		None
Wire fee		$20		$20		$20
Overnight check delivery fee		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.10%		1.10%		1.10%
Distribution and service (Rule 12b-1) fees		0.25%		None		None
Other expenses		1.68%		1.66%		1.53%
Dividend and interest expense on short sales	0.63%		0.63%		0.63%
Shareholder servicing fee	0.15%[1]		0.13%[1]		None
All other expenses	0.90%		0.90%		0.90%
Total annual fund operating expenses		3.03%		2.76%		2.63%
Fees waived and/or expenses reimbursed[2]		(0.61%)		(0.61%)		(0.61%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]		2.42%		2.15%		2.02%

[1]	The maximum shareholder service fee for Investor Class and Class I shares is 0.15%.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 1.39% of the Fund’s average daily net assets. This agreement is in effect until February 28, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

The “Fees and Expenses of the Fund” sections with respect to the 361 Global Long/Short Equity Fund in the Prospectus and Summary Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class		Class I		Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None		None
Maximum deferred sales charge (load)		None		None		None
Redemption fee		None		None		None
Wire fee		$20		$20		$20
Overnight check delivery fee		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses ~~[1]~~ (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.25%		1.25%		1.25%
Distribution and service (Rule 12b-1) fees		0.25%		None		None
Other expenses		0.99%		0.96%		0.85%
Dividend and interest expense on short sales	0.61%		0.61%		0.61%
Shareholder service fee	0.14%[2]		0.11%[2]		None
All other expenses	0.24%		0.24%		0.24%
Total annual fund operating expenses		2.49%		2.21%		2.10%
Fees waived and/or expenses reimbursed[3]		(0.10%)		(0.10%)		(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]		2.39%		2.11%		2.00%

[1]	The expense information in the table has been restated to reflect the current expense limitation agreement, which became effective December 18, 2017.
[2]	The maximum shareholder service fee for Investor Class and Class I is 0.15%.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 1.39% of the Fund’s average daily net assets. This agreement is in effect until February 28, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

In addition, the “Fees and Expenses of the Fund” sections with respect to the 361 U.S. Small Cap Equity Fund in the Prospectus and Summary Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class		Class I		Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None		None
Maximum deferred sales charge (load)		None		None		None
Redemption fee		None		None		None
Wire fee		$20		$20		$20
Overnight check delivery fee		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%		0.80%		0.80%
Distribution and service (Rule 12b-1) fees		0.25%		None		None
Other expenses[1]		7.40%		7.39%		7.25%
Shareholder servicing fee	0.15%[2]		0.14%[2]		None
All other expenses	7.25%		7.25%		7.25%
Total annual fund operating expenses		8.45%		8.19%		8.05%
Fees waived and/or expenses reimbursed[3]		(7.21%)		(7.21%)		(7.21%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]		1.24%		0.98%		0.84%

[1]	The expense information in the table has been restated to reflect the current management fee and expense limitation agreement, which both became effective December 18, 2017.
[2]	The maximum shareholder service fee for Investor Class and Class I is 0.15%.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 0.84% of the Fund’s average daily net assets. This agreement is in effect until February 28, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Please file this Supplement with your records.

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